Property, plant and equipment - Consolidated (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jul. 31, 2024	Jun. 30, 2024
Non-current assets [Abstract]
Property, plant and equipment	$ 1,575,107		$ 441,371
Land
Non-current assets [Abstract]
Property, plant and equipment	12,049		3,601
Land | At Cost
Non-current assets [Abstract]
Property, plant and equipment	12,049		3,601
Buildings
Non-current assets [Abstract]
Property, plant and equipment	492,792		202,305
Buildings | At Cost
Non-current assets [Abstract]
Property, plant and equipment	517,770		215,542
Buildings | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(24,978)		(13,237)
Plant and equipment
Non-current assets [Abstract]
Property, plant and equipment	6,747		3,714
Plant and equipment | At Cost
Non-current assets [Abstract]
Property, plant and equipment	8,558		4,856
Plant and equipment | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(1,811)		(1,142)
Mining hardware
Non-current assets [Abstract]
Property, plant and equipment	789,627	$ 1,724	97,269
Mining hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	877,934		177,766
Mining hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(81,365)		(54,892)
Mining hardware | Accumulated Impairment
Non-current assets [Abstract]
Property, plant and equipment	(6,942)		(25,605)
HPC hardware
Non-current assets [Abstract]
Property, plant and equipment	60,129		31,536
HPC hardware | At Cost
Non-current assets [Abstract]
Property, plant and equipment	69,406		33,315
HPC hardware | Accumulated Depreciation
Non-current assets [Abstract]
Property, plant and equipment	(9,277)		(1,779)
Development assets
Non-current assets [Abstract]
Property, plant and equipment	213,763		102,946
Development assets | At Cost
Non-current assets [Abstract]
Property, plant and equipment	$ 213,763		$ 102,946